ADVISORS EDGE® VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA CC

Supplement Dated October 25, 2017

to the

Prospectus dated May 1, 2017

Effective on or about October 23, 2017, the TA WMC US Growth – Initial Class subaccount will no longer be a Designated Investment Choice under the Architect Guaranteed Lifetime Withdrawal Benefit rider.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisors Edge® Variable Annuity dated May 1, 2017

ADVISORS EDGE SELECT® VARIABLE ANNUITY

Issued by

TRANSAMERICA PREMIER LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA CC

Supplement Dated October 25, 2017

to the

Prospectus dated May 1, 2017

Effective on or about October 23, 2017, the TA WMC US Growth – Initial Class subaccount will no longer be a Designated Investment Choice under the Architect Guaranteed Lifetime Withdrawal Benefit rider.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisors Edge Select® Variable Annuity dated May 1, 2016